VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Banks: 2.4%
US Bancorp 17,091 $ 721,582
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Capital Goods: 12.1%
Allegion Plc 6,038 787,717
Boeing Co. * 4,794 817,617
Huntington Ingalls Industries,
Inc. 4,164 849,623
IDEX Corp. 2,077 375,875
Masco Corp. 5,225 363,346
Northrop Grumman Corp. 903 462,345
3,656,523
Commercial & Professional Services: 3.6%
Equifax, Inc. 1,573 383,120
TransUnion 8,598 713,548
1,096,668
Consumer Discretionary Distribution &
Retail: 1.2%
Amazon.com, Inc. * 1,900 361,494
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Consumer Durables & Apparel: 2.2%
NIKE, Inc. 10,416 661,208
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Financial Services: 3.9%
Charles Schwab Corp. 5,091 398,523
MarketAxess Holdings, Inc. 3,610 781,024
1,179,547
Food, Beverage & Tobacco: 10.2%
Altria Group, Inc. 7,598 456,032
Brown-Forman Corp. 20,723 703,339
Constellation Brands, Inc. 3,790 695,541
Mondelez International, Inc. 6,834 463,687
The Campbell's Co. 19,744 788,180
3,106,779
Health Care Equipment & Services: 8.0%
GE HealthCare Technologies,
Inc. 9,609 775,542
Veeva Systems, Inc. * 3,371 780,825
Zimmer Biomet Holdings, Inc. 7,619 862,319
2,418,686
Household & Personal Products: 3.9%
Estee Lauder Cos, Inc. 11,015 726,990
Kenvue, Inc. 18,930 453,941
1,180,931
Materials: 5.2%
Corteva, Inc. 13,428 845,024
International Flavors &
Fragrances, Inc. 9,472 735,122
1,580,146
Number
of Shares Value
Media & Entertainment: 4.6%
Alphabet, Inc. 4,336 $ 670,519
Walt Disney Co. 7,399 730,281
1,400,800
Pharmaceuticals, Biotechnology & Life
Sciences: 17.9%
Agilent Technologies, Inc. 6,107 714,397
Amgen, Inc. 1,542 480,410
Bio-Rad Laboratories, Inc. * 1,209 294,464
Bristol-Myers Squibb Co. 7,499 457,364
Danaher Corp. 3,604 738,820
Gilead Sciences, Inc. 4,489 502,992
Merck & Co., Inc. 4,203 377,261
Pfizer, Inc. 31,248 791,824
Thermo Fisher Scientific, Inc. 775 385,640
West Pharmaceutical Services,
Inc. 3,021 676,342
5,419,514
Semiconductors & Semiconductor
Equipment: 11.6%
Applied Materials, Inc. 2,535 367,879
Lam Research Corp. 4,933 358,629
Microchip Technology, Inc. 14,039 679,628
Monolithic Power Systems, Inc. 1,296 751,654
NXP Semiconductors NV 3,740 710,824
Teradyne, Inc. 7,806 644,776
3,513,390
Software & Services: 10.7%
Adobe, Inc. * 1,604 615,182
Autodesk, Inc. * 1,500 392,700
Cadence Design Systems, Inc. * 1,579 401,587
Manhattan Associates, Inc. * 2,267 392,282
Microsoft Corp. 986 370,135
Oracle Corp. 2,504 350,084
Salesforce, Inc. 1,328 356,382
Synopsys, Inc. * 874 374,815
3,253,167
Transportation: 2.3%
United Parcel Service, Inc. 6,508 715,815
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Total Common Stocks
(Cost: $30,363,118) 30,266,250
MONEY MARKET FUND: 0.1%
(Cost: $18,220)
Invesco Treasury Portfolio -
Institutional Class 18,220 18,220
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Total Investments: 99.9%
(Cost: $30,381,338) 30,284,470
Other assets less liabilities: 0.1% 16,683
NET ASSETS: 100.0% $ 30,301,153
* Non-income producing